Cover	Feb. 23, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 23, 2022
Entity Registrant Name	Olaplex Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40860
Entity Tax Identification Number	87-1242679
City Area Code	310
Local Phone Number	691-0776
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	OLPX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868726
Amendment Flag	false